ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Product sales provisions	$ 0	$ 2,107,000
Research and development	547,000	6,622,000
Professional services	379,000	491,000
Other	15,000	52,000
Total accrued expenses	$ 941,000	$ 9,272,000